Vanguard US Multifactor Fund Average Annual Total Returns - Retail Prospectus [Member]		12 Months Ended	60 Months Ended	95 Months Ended
	Nov. 30, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.15%	13.15%	13.58%
Admiral Shares
Prospectus [Line Items]
Average Annual Return, Percent		15.06%	14.40%	10.47%
Performance Inception Date	Feb. 15, 2018
Admiral Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		14.19%	13.75%	9.92%
Admiral Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		9.49%	11.48%	8.40%